                 As filed with the Securities and Exchange Commission
                                  on March  27, 1998

                                                       Registration No. 33-56094
                                                                        811-7428
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                  __________________

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                              PRE-EFFECTIVE AMENDMENT NO. __                [ ]
                            POST-EFFECTIVE AMENDMENT NO.  56                [X]

                                        AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                  AMENDMENT NO.  58

                           (Check appropriate box or boxes)
                                  __________________

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
             (Address of Principal Executive Offices, including Zip Code)

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (Name and Address of Agent for Service)

                             COPY TO:  ROBERT E. CARLSON
                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        555 S. FLOWER STREET, TWENTIETH FLOOR
                            LOS ANGELES, CALIFORNIA 90071
                                  __________________

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.
                                  __________________


     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on ______________ pursuant to paragraph (b)
     [X]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on ____________ pursuant to paragraph (a)(i)
     [ ]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on    (date)    pursuant to paragraph (a)(ii), of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



        Title of Securities Being Registered : Shares of Beneficial Interest

                                  __________________

                                CROSS REFERENCE SHEET
                              (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                               LOCATION
-------------                                               --------
PART A

Item 1.  Cover Page. . . . . . . . . . . . . . . .   Cover Page

Item 2.  Synopsis. . . . . . . . . . . . . . . . .   Overview; High Yield Bond
                                                     Fund

Item 3.  Condensed Financial Information . . . . .   Not Applicable

Item 4.  General Description of Registrant . . . .   Overview; High Yield Bond
                                                     Fund

Item 5.  Management of Fund. . . . . . . . . . . .   Organization and
                                                     Management; Portfolio
                                                     Teams

Item 6.  Capital Stock and Other Securities. . . .   Your Account

Item 7.  Purchase of Securities Being Offered. . .   Your Account

Item 8.  Redemption or Repurchase. . . . . . . . .   Your Account

Item 9.  Pending Legal Proceedings . . . . . . . .   Not Applicable

PART B

Item 10. Cover Page. . . . . . . . . . . . . . . .   Cover Page

Item 11. Table of Contents . . . . . . . . . . . .   Table of Contents

Item 12. General Information and History . . . . .   General Information

Item 13. Investment Objectives and Policies. . . .   Investment Objectives,
                                                     Policies and Risks;
                                                     Investment Restrictions

Item 14. Management of the Fund. . . . . . . . . .   Trustees and Officers;
                                                     Administrators;
                                                     Distributor

Item 15. Control Persons and Principal Holders
          of Securities. . . . . . . . . . . . . .   Not Applicable

Item 16. Investment Advisory and Other
          Services . . . . . . . . . . . . . . . .   Administrators; Investment
                                                     Adviser; Distributor;
                                                     Custodian, Transfer and
                                                     Dividend Disbursing Agent,
                                                     Independent Auditors and
                                                     Legal Counsel

Item 17. Brokerage Allocation and Other Practices.   Portfolio Transactions and
                                                     Brokerage

Item 18. Capital Stock and Other Securities. . . .   Miscellaneous

Item 19. Purchase, Redemption and Pricing of
          Securities Being Offered . . . . . . . .   Purchase and Redemption of
                                                     Fund Shares; Shareholder
                                                     Services

Item 20. Tax Status. . . . . . . . . . . . . . . .   Dividends, Distributions
                                                     and Taxes

Item 21. Underwriters. . . . . . . . . . . . . . .   Distributor

Item 22. Calculation of Performance Data . . . . .   Performance Information

Item 23. Financial Statements. . . . . . . . . . .   Not Applicable

PART C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                           NICHOLAS-APPLEGATE MUTUAL FUNDS

                                      FORM N-1A

                                  PART A: PROSPECTUS


     The Prospectus of Nicholas-Applegate Mutual Funds High Yield Bond Fund Class I Shares filed on March 24, 1998 with the Securities and Exchange Commission as part of Post-Effective Amendment No. 55 to Registrant's Form N-1A Registration Statement is incorporated herein by reference.



                     PART B: STATEMENT OF ADDITIONAL INFORMATION


     The Statement of Additional Information of Nicholas-Applegate Mutual Funds High Yield Bond Fund Class I Shares filed on March 24, 1998 with the Securities and Exchange Commission as part of Post-Effective Amendment No. 55 to Registrant's Form N-1A Registration Statement is incorporated herein by reference.


FINANCIAL STATEMENTS


          The Registrant's 1997 Annual Report and September 30, 1997 Semi-Annual Report to Shareholders of the Institutional Portfolios of the Registrant, including the High Yield Bond Institutional Portfolio series of the Registrant (the predecessor to the Class I shares of the Fund), accompany the Statement of Additional Information. The financial statements in such Annual Report and Semi-Annual Report are incorporated in the Statement of Additional Information by reference. Such financial statements for the fiscal years ended March 31, 1996 and 1997 have been audited by the Funds' independent auditors, Ernst & Young L.L.P., whose report thereon appears in such Annual Report. Such financial statements have been incorporated therein in reliance upon such report given upon their authority as experts in accounting and auditing.

                           NICHOLAS-APPLEGATE MUTUAL FUNDS

                                      FORM N-1A


                              PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

     a.   Financial Statements.


          The Schedules of Investments as of March 31, 1997, Statements of Assets and Liabilities as of March 31, 1997, Statements of Changes in Net Assets for the period ended March 31, 1997, and related Notes and Report of Independent Auditors with respect to Registrant's Institutional Portfolios, including the predecessor to the Class I shares of Registrant's Fund which is the subject of this Amendment to Registration Statement, are incorporated by reference in Part B.


          The Schedules of Investments as of September 30, 1997, Statements of Assets and Liabilities as of September 30, 1997, and related Notes with respect to Registrant's Institutional Portfolios, including the predecessor to the Class I shares of Registrant's Fund which is the subject of this Amendment to Registration Statement, are incorporated by reference in Part B.


     b.   Exhibits:

          (1.1)          Certificate of Trust of Registrant (f).

          (1.2) Certificate of Amendment to Certificate of Trust of Registrant (f).

          (1.3)          Amended and Restated Declaration of Trust of
                         Registrant (f).

          (1.4) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (f).

          (1.5) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (f).

          (1.6)          Amendment No. 2 to Amended and Restated Declaration of
                         Trust (f).

          (1.7)          Amendment No. 3 to Amended and Restated Declaration of
                         Trust (f).

          (1.8)          Amendment No. 4 to Amended and Restated Declaration of
                         Trust (f).

          (1.9)          Amendment No. 5 to Amended and Restated Declaration of
                         Trust (f).

          (1.10)         Amendment No. 6 to Amended and Restated Declaration of
                         Trust (f).

          (1.11)         Amendment No. 7 to Amended and Restated Declaration of
                         Trust (f).

          (1.12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (f).

          (1.13)         Amendment No. 9 to Amended and Restated Declaration of
                         Trust (f).


          (1.14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (b).

          (1.15) Amendment No. 11 to Amended and Restated Declaration of Trust (i).

          (1.16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (i).

          (1.17) Amendment No. 13 to Amended and Restated Declaration of Trust (j).

          (1.18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (j).

          (1.19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (m).

          (1.20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust (r).

          (1.21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust (r).

          (1.22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust (r).

          (2.1)          Amended Bylaws of Registrant (f).

          (2.2)          Amendment to Section 2.5 of Bylaws of Registrant (f).

          (3)            None.

          (4)            None.

          (5.1) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

          (5.2) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Hong Kong, with respect to the Pacific Rim Fund and Greater China Fund (n).

          (5.3) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Asia, with respect to the Pacific Rim Fund and Greater China Fund (n).

          (5.4) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding the Class A, B, C, Q and I shares of Registrant's additional Funds to the Investment Advisory Agreement (s).

          (6.1) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated as of April 19, 1993 (f).

          (6.2)          Letter agreement between Registrant and
                         Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

          (6.3)          Letter agreement between Registrant and
                         Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

          (6.4)          Letter agreement between Registrant and
                         Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

          (6.5)          Letter agreement between Registrant and
                         Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

          (6.6)          Letter agreement between Registrant and
                         Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (f).

          (6.7)          Letter agreement between Registrant and
                         Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement
                         (f).

          (6.8) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

          (6.9) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

          (6.10) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

          (6.11) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement (i).

          (6.12) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth Portfolio A, B, C and Q series to Distribution Agreement (j).

          (6.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to Distribution Agreement (n).

          (6.14) Amended form of letter agreement between Registrant and Nicholas-Applegate Securities adding the Class A, B, C, Q and I shares of Registrant's additional Funds to the Distribution Agreement (s).

          (7)            None.

          (8.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

          (8.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

          (8.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

          (8.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

          (8.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

          (8.6) Letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

          (8.7) Letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Services Agreement (f).

          (8.8) Letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Services Agreement (f).

          (8.9) Form of letter agreement between Registrant and PNC Bank adding Value Institutional Portfolio series to Custodian Services Agreement (a).

          (8.10) Form of letter agreement between Registrant and PNC Bank adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

          (8.11) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

          (8.12) Form of letter agreement between Registrant and PNC Bank adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

          (8.13) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth Portfolio A, B, C and Q series to Custodian Services Agreement (j).

          (8.14) Form of letter agreement between Registrant and PNC Bank, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Custodian Services Agreement (l).

          (8.15) Form of letter agreement between Registrant and PNC Bank with respect to custodian services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund (m).

          (8.16) Form of letter agreement between Registrant and PNC Bank, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Custodian Services Agreement (n).

          (8.17) Form of letter agreement between Registrant and PNC Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Custodian Services Agreement (o).

          (8.18) Form of Sub-Custodian Agreement among Registrant, PNC Bank and Chase Manhattan Bank, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Greater China Fund, Pacific Rim Fund and Latin America
                         Fund (o).

          (8.19) Amended form of letter agreement among Registrant, PNC Bank and Chase Manhattan Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Sub-Custodian Agreement (s).

          (9.1) Form of amended Administration Agreement between Registrant and Investment Company Administration Corporation (o).

          (9.2) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

          (9.3) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (f).

          (9.4) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

          (9.5) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

          (9.6) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (9.7) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

          (9.8) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (9.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

          (9.10) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

          (9.11) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

          (9.12) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

          (9.13) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

          (9.14) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement (i).

          (9.15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Large Cap Growth Portfolio A, B, C and Q series to Transfer Agency and Service Agreement (j).

          (9.16) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Transfer Agency and Service Agreement (l).

          (9.17) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Transfer Agency and Service Agreement (n).

          (9.18) Amended form of letter agreement between Registrant and State Street Bank and Trust Company, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Transfer Agency and Service Agreement (s).

          (9.19) Form of amended Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (o).

          (9.20) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (f).

          (9.21) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (f).

          (9.22) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

          (9.23) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

          (9.24) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

          (9.25) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

          (9.26) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

          (9.27) Letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement (f).

          (9.28) Letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (f).

          (9.29) Form of letter agreement between Registrant and PFPC Inc. adding Value Institutional Portfolio series to Accounting Services Agreement (a).

          (9.30) Form of letter agreement between Registrant and PFPC Inc. adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

          (9.31) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

          (9.32) Form of letter agreement between Registrant and PFPC Inc. adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

          (9.33) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth Portfolio A, B, C and Q series to Accounting Services Agreement (j).

          (9.34) Form of letter agreement between Registrant and PFPC Inc., adding Global Blue Chip Fund and Emerging Markets Bond Fund to Accounting Services Agreement (l).

          (9.35) Form of letter agreement between Registrant and PFPC Inc. with respect to accounting services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund (m).

          (9.36) Form of letter agreement between Registrant and PFPC Inc. adding the Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

          (9.37) Form of letter agreement between Registrant and PFPC Inc. regarding fees for additional Funds under Accounting Services Agreement (o).

          (9.38) Amended form of letter agreement between Registrant and PFPC Inc., adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Accounting Service Agreement (s).

          (9.39)         Letter agreement between Registrant and
                         Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (f).

          (9.40) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to agreement regarding expense reimbursement (n).

          (9.41) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to agreement regarding expense reimbursement (s).

          (9.42) Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

          (9.43) First Amendment Agreement to Credit Agreement dated as of April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks (l).

          (9.44) Form of Second Amendment Agreement to Credit Agreement among Registrant, The Chase Manhattan Bank, and certain other banks (n).

          (10)           Opinion of Counsel (c).


          (11)           Consent of Independent Auditors.

          (12)           Not Applicable.

          (13) Investment Letter of initial investor in Registrant dated April 1, 1993 (f).

          (14.1)         IRA Plan Materials (d).

          (14.2)         401(k) Profit-Sharing Plan Materials (d).

          (15.1)         Amended Distribution Plan of Registrant (f)

          (15.2)         Form of further Amendment to Distribution Plan of
                         Registrant (o).

          (16)           Schedule of Computation of Performance Quotations (c).

          (17.1)         Financial Data Schedule as of March 31, 1997 (p).

          (17.2)         Financial Data Schedule as of September 30, 1997 (q).

          (18)           Not Applicable.

          (19.1)         Limited Powers of Attorney of Trustees (d).

          (19.2)         Limited Power of Attorney of Walter E. Auch (e).

          (19.3)         Limited Power of Attorney of Thomas Pindelski (k).

          (19.4) Certified Resolution of Board of Trustees regarding Limited Power of Attorney of Thomas Pindelski (k).

------------------

(a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

(b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

(h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 1, 1997 and incorporated herein by reference.

(k) Filed as an Exhibit to Amendment No. 44 to Registrant's Form N-1A Registration Statement on May 22, 1997 and incorporated herein by reference.

(l) Filed as an Exhibit to Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(m) Filed as an Exhibit to Amendment No. 47 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

(n) Filed as an Exhibit to Amendment No. 49 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

(o) Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 5, 1997 and incorporated herein by reference.

(p) Filed as an Exhibit to Registrant's Form N-SAR on June 9, 1997 and incorporated herein by reference.

(q) Filed as an Exhibit to Registrant's Form N-SAR on December 12, 1997 and incorporated herein by reference.

(r) Filed as an Exhibit to Amendment No. 50 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

(s) Filed as an Exhibit to Amendment No. 52 to Registrant's Form N-1A Registration Statement on December 29, 1997 and incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

          As of November 30, 1997, the number of record holders of each series of Registrant was as follows:


     Title of Series                                    Number of Record Holders
     ---------------                                    ------------------------
     Large Cap Growth Portfolio A                                     58
     Core Growth Portfolio A                                       6,438
     Emerging Growth Portfolio A                                  10,733
     Income & Growth Portfolio A                                   2,496
     Balanced Growth Portfolio A                                     930
     Government Income Portfolio A                                   492
     Money Market Portfolio                                          853
     International Core Growth Portfolio A                           315


                                      C-8

     Worldwide Growth Portfolio A                                  2,044
     International Small Cap Growth Portfolio A                      799
     Emerging Countries Portfolio A                                4,598
     Large Cap Growth Portfolio B                                    116
     Core Growth Portfolio B                                       3,351
     Emerging Growth Portfolio B                                   4,273
     Income & Growth Portfolio B                                   1,521
     Balanced Growth Portfolio B                                     347
     Government Income Portfolio B                                   240
     International Core Growth Portfolio B                           465
     Worldwide Growth Portfolio B                                    810
     International Small Cap Growth Portfolio B                      688
     Emerging Countries Portfolio B                                3,713
     Large Cap Growth Portfolio C                                     31
     Core Growth Portfolio C                                      12,653
     Emerging Growth Portfolio C                                  16,227
     Income & Growth Portfolio C                                   5,208
     Balanced Growth Portfolio C                                   1,278
     Government Income Portfolio C                                   475
     International Core Growth Portfolio C                           186
     Worldwide Growth Portfolio C                                  5,531
     International Small Cap Growth Portfolio C                      866
     Emerging Countries Portfolio C                                3,069
     Large Cap Growth Institutional Portfolio                         39
     Core Growth Institutional Portfolio                             183
     Emerging Growth Institutional Portfolio                         185
     Income & Growth Institutional Portfolio                         121
     Balanced Growth Institutional Portfolio                          28
     International Core Growth Institutional Portfolio                71
     Worldwide Growth Institutional Portfolio                         79
     International Small Cap Growth Institutional Portfolio           81
     Emerging Countries Institutional Portfolio                      204
     Mini Cap Growth Institutional Portfolio                         317
     Fully Discretionary Institutional Fixed Income Portfolio         13
     Short-Intermediate Institutional Fixed Income Portfolio          15
     Value Institutional Portfolio                                    49
     High Yield Bond Institutional Portfolio                          25
     Strategic Income Institutional Portfolio                         20
     Global Growth & Income Institutional Portfolio                   50
     Large Cap Growth Qualified Portfolio                             12
     Core Growth Qualified Portfolio                                 193
     Emerging Growth Qualified Portfolio                              75
     Income & Growth Qualified Portfolio                              10
     Balanced Growth Qualified Portfolio                               9
     Government Income Qualified Portfolio                             9
     International Core Growth Qualified Portfolio                    25
     Worldwide Growth Qualified Portfolio                              9
     International Small Cap Growth Qualified Portfolio               12
     Emerging Countries Qualified Portfolio                        1,678
     Emerging Markets Bond Institutional Portfolio                    16
     Global Blue Chip Fund                                            80

Item 27.  INDEMNIFICATION.

          Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

          Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 9.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 9.3, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

          Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          Nicholas-Applegate Capital Management, the investment adviser to the Master Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management, Inc. (the "General Partner"). During the two fiscal years ended December 31, 1996, Nicholas-Applegate Capital Management has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 28 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

          (b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Portfolios, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.


                         Positions and                 Positions and
Name and Principal       Offices with Principal        Offices with
Business Address         Underwriter                   Registrant
------------------       -----------                   ----------

Arthur E. Nicholas       President                     President

Peter J. Johnson         Vice President                Vice President

Thomas Pindelski         Chief Financial Officer       Chief Financial Officer

E. Blake Moore, Jr.      Secretary                     Secretary

Todd Spillane            Director of Compliance        None

          (c)  Not Applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser to the Trust and Master Trust, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the primary administrator for the Trust and Master Trust, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); the Custodian, PNC Bank (Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113); or the Transfer and Dividend Disbursing Agent, State Street Bank & Trust Company (2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171).

Item 31.  MANAGEMENT SERVICES.

          Not Applicable.

Item 32.  UNDERTAKINGS.


          Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 26th day of March 1998.


                                                  NICHOLAS-APPLEGATE MUTUAL
                                                  FUNDS



                                                  By   /s/ Arthur E. Nicholas
                                                       ----------------------
                                                       Arthur E. Nicholas
                                                       President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Arthur E. Nicholas        Principal Executive Officer        March  26, 1998
------------------------
Arthur E. Nicholas


Thomas Pindelski*             Principal Financial and            March  26, 1998
------------------------      Accounting Officer
Thomas Pindelski


Fred C. Applegate*            Trustee                            March  26, 1998
------------------------
Fred C. Applegate


Arthur B. Laffer*             Trustee                            March  26, 1998
------------------------
Arthur B. Laffer


Charles E. Young*             Trustee                            March  26, 1998
------------------------
Charles E. Young


* /s/E. Blake Moore, Jr.
------------------------
By: E. Blake Moore, Jr.
     Attorney In Fact

                                    EXHIBIT INDEX

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                                 AMENDMENT NO.  58 TO
                           FORM N-1A REGISTRATION STATEMENT
                                  FILE NO. 811-7428



Exhibit No.         Title of Exhibit
-----------         ----------------

     (11)           CONSENT OF INDEPENDENT AUDITORS.